Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Parties and their Relationships With the Group had Transaction

The table below sets forth the related parties and their relationships with the Group who had transaction with the Group for the years ended December 31, 2022, 2023 and 2024:

Name	Relationship
Mr. Weidong Gu	Founder and chairman of the board of directors of the Company
Mr. Zhisheng Cheng	Vice president of the Company
Mr. Xingzhi Huang	Shareholder of the Company
Xinyu High-Tech Investment Co., Ltd.	Shareholder of the Company

Schedule of Amounts Due to Related Party	The amounts due to a related party are as follows:
	As of December 31,
	2023	2024
Rental income received in advance:
Xinyu High-Tech Investment Co., Ltd	$260	$155

Schedule of Transactions of Related Parties

The transactions of related parties are as follows:

	For the years ended December 31,
	2022	2023	2024
Guarantee provided for bank short-term borrowings:
Mr. Weidong Gu – Bank of China	$14,390	$14,124	$9,737
Mr. Weidong Gu – Xinyu Rural Commercial Bank	4,317	4,237	4,173
Mr. Weidong Gu – Agricultural Bank of China	4,317	—	3,478
Mr. Zhisheng Cheng – Bank of China	14,390	14,124	9,737
Mr. Xingzhi Huang – Bank of China	14,390	14,124	9,737
Mr. Xingzhi Huang – Agricultural Bank of China	4,317	—	3,478
Xinyu High-Tech Investment Co., Ltd. – Export-Import Bank of China Jiangxi Branch	6,619	6,497	6,051

Rental income:
Xinyu High-Tech Investment Co., Ltd.	$—	$69	$102